united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22624

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive, Suite 100 Laurel MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 7/31

Date of reporting period: 1/31/17

Item 1. Reports to Stockholders.

Arrow DWA Tactical ETF

DWAT

Semi-Annual Report
January 31, 2017

1-877-277-6933
1-877-ARROW-FD
www.ArrowShares.com

Arrow DWA Tactical ETF

PORTFOLIO REVIEW (Unaudited)

January 31, 2017

The Fund’s performance figures* for the periods ended January 31, 2017, as compared to its benchmarks:

			Annualized
			Since Inception**
	Six Months	One Year	January 31, 2017
Arrow DWA Tactical ETF - NAV	0.42%	10.60%	3.75%
Arrow DWA Tactical ETF - Market Price	0.32%	10.47%	3.66%
Barclays Aggregate Bond Index	(2.95)%	1.45%	2.01%
S&P 500 Total Return Index	5.96%	20.04%	9.27%
Morningstar Global Flex Allocation EW Index	1.78%	9.77%	0.71%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.ArrowShares.com or by calling 1-877-277-6933. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses, before fee waivers and/or expense reimbursements is 2.17% per the December 1, 2016 prospectus. After fee waivers, the Fund’s total annual expenses are 1.68%. The Fund’s total return would have been lower had the investment advisor not waived a portion of the Funds expenses. Please see the Financial Highlights for a more recent expense ratio.

**	As of the close of business on the day of commencement of trading on October 1, 2014.

The Barclays Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

The Morningstar Global Flexible Allocation EW Index offers exposure to all of the major asset classes globally, but do not have a specific target asset allocation, thus may invest in variable proportions of stocks, bond or cash.

The Fund’s Asset Classes are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds:
Equity Funds	90.0%
Commodity Funds	9.4%
Other, Cash & Cash Equivalents	0.6%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s Holdings.

Arrow DWA Tactical ETF

PORTFOLIO OF INVESTMENTS (Unaudited)

January 31, 2017

Shares		Value
	EXCHANGE TRADED FUNDS - 99.4%
	COMMODITY FUND - 9.4%
54,874	PowerShares DB Precious Metals ETF *	$895,544

	EQUITY FUNDS - 90.0%
11,894	Energy Select Sector SPDR ETF	867,072
39,258	Financial Select Sector SPDR ETF	915,104
15,252	Guggenheim S&P 500 Pure Value ETF	888,429
13,680	Industrial Select Sector SPDR ETF	867,038
31,146	iShares Latin America 40 ETF	943,101
64,926	PowerShares High Yield Equity Dividend Achievers ETF	1,101,145
10,019	Vanguard Mid-Cap Value ETF	994,887
7,008	Vanguard Small-Cap Growth ETF	958,134
8,353	Vanguard Small-Cap Value ETF	1,017,312
		8,552,222

	TOTAL EXCHANGE TRADED FUNDS (Cost $9,000,501)	9,447,766

	TOTAL INVESTMENTS - 99.4% (Cost $9,000,501) (a)	$9,447,766
	OTHER ASSETS LESS LIABILITIES - 0.6%	56,512
	NET ASSETS - 100.0%	$9,504,278

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $9,000,501 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$497,025
Unrealized Depreciation	(49,760)
Net Unrealized Appreciation:	$447,265

See accompanying notes to financial statements.

Arrow DWA Tactical ETF

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

January 31, 2017

ASSETS
Investment securities:
At cost	$9,000,501
At value	$9,447,766
Cash	83,419
TOTAL ASSETS	9,531,185

LIABILITIES
Investment advisory fees payable	6,351
Payable to related parties	5,366
Accrued expenses and other liabilities	15,190
TOTAL LIABILITIES	26,907
NET ASSETS	$9,504,278

Net Assets Consist Of:
Paid in capital	$9,374,998
Undistributed net investment loss	(12,018)
Accumulated net realized loss from investment transactions	(305,967)
Net unrealized appreciation of investments	447,265
NET ASSETS	$9,504,278

Net Asset Value Per Share:
Net Assets	$9,504,278
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	900,000
Net asset value (Net Assets ÷ Shares Outstanding)	$10.56

See accompanying notes to financial statements.

Arrow DWA Tactical ETF

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended January 31, 2017

INVESTMENT INCOME
Dividends	$111,593
Interest	109
TOTAL INVESTMENT INCOME	111,702

EXPENSES
Investment advisory fees	46,179
Audit fees	5,852
Transfer agent fees	5,070
Custodian fees	5,038
Administrative services fees	4,369
Printing and postage expenses	3,892
Legal fees	3,384
Trustees fees and expenses	3,494
Professional fees	198
Insurance expense	141
Other expenses	3,284
TOTAL EXPENSES	80,901
Less: Fees waived by the Advisor	(16,947)
NET EXPENSES	63,954

NET INVESTMENT INCOME	47,748

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	296,025
Net change in unrealized depreciation on investments	(288,390)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	7,635

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$55,383

See accompanying notes to financial statements.

Arrow DWA Tactical ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2017	Year Ended
	(Unaudited)	July 31, 2016
FROM OPERATIONS
Net investment income	$47,748	$37,239
Net realized gain (loss) on investments	296,025	(569,550)
Distributions of capital gains from underlying investment companies	—	1,221
Net change in unrealized appreciation (depreciation) on investments	(288,390)	506,710
Net increase (decrease) in net assets resulting from operations	55,383	(24,380)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(82,260)	(5,200)
Net decrease in net assets resulting from distributions to shareholders	(82,260)	(5,200)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	1,044,799	—
Cost of shares redeemed	—	(989,918)
Net increase (decrease) in net assets resulting from shares of beneficial interest	1,044,799	(989,918)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,017,922	(1,019,498)

NET ASSETS
Beginning of Period	8,486,356	9,505,854
End of Period*	$9,504,278	$8,486,356
*Includes accumulated net investment income (loss) of:	$(12,018)	$22,494

SHARE ACTIVITY
Shares Sold	100,000	—
Shares Redeemed	—	(100,000)
Net increase (decrease) in shares of beneficial interest outstanding	100,000	(100,000)

See accompanying notes to financial statements.

Arrow DWA Tactical ETF

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

Six Months Ended
January 31, 2017	Year Ended	Period Ended
(Unaudited)	July 31, 2016	July 31, 2015 (1)
Net asset value, beginning of period	$10.61	$10.56	$10.00
Activity from investment operations:
Net investment income (2)	0.05	0.05	0.02
Net realized and unrealized gain (loss) on investments	(0.01)	0.01	(10)	0.58
Total from investment operations	0.04	0.06	0.60
Less distributions from:
Net investment income	(0.09)	(0.01)	(0.04)
Total distributions	(0.09)	(0.01)	(0.04)
Net asset value, end of period	$10.56	$10.61	$10.56
Total return (4)(6)	0.42%	0.54%	5.99	% (7)
Net assets, at end of period (000s)	$9,504	$8,486	$9,506
Ratio of gross expenses to average net assets (3)(8)	1.77%	1.89%	2.01%
Ratio of net expenses to average net assets (3)(8)	1.40%	1.40%	1.40%
Ratio of net investment income to average net assets (3)(8)(9)	1.01%	0.46%	0.24%
Portfolio Turnover Rate (4)(5)	128%	154%	111%

(1)	The Arrow DWA Tactical ETF commenced operations on September 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not Annualized for periods less than one year.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Broker commission charges are not included in this calculation. Had the Adviser not waived a portion of the expenses, total returns would have been lower.

(7)	Represents total return based on net asset values per share from commencement of investment operations on September 30, 2014 through July 31, 2015. Total return based on net asset value per share, as of the close of business on the day of commencement of trading on the NASDAQ OMX on October 1, 2014 to July 31, 2015 was 7.93%.

(8)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund Invests.

(9)	The recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period,

See accompanying notes to financial statements.

ARROW DWA TACTICAL ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)

January 31, 2017

1.	ORGANIZATION

The Arrow DWA Tactical ETF (the “Fund”) is a non-diversified series of Arrow Investments Trust, a statutory trust organized under the laws of the State of Delaware on August 2, 2011, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation with preservation as a secondary objective. The investment objective is non-fundamental. The Fund commenced operations on September 30, 2014.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies” including FASB Accounting Standard Update ASU 2013-8.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

ARROW DWA TACTICAL ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

January 31, 2017

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

In unusual circumstances, securities may be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

ARROW DWA TACTICAL ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

January 31, 2017

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2017 for the Fund’s assets measured at fair value:

Arrow DWA Tactical ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds *	$9,447,766	$—	$—	$9,447,766
Total	$9,447,766	$—	$—	$9,447,766

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 2 or Level 3 securities during the period.

*	See Portfolio of Investments for classification.

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund

ARROW DWA TACTICAL ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

January 31, 2017

recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s 2015 tax return or expected to be taken in the Fund’s 2016 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended January 31, 2017, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $11,587,603 and $11,614,889 respectively.

For the six months ended January 31, 2017, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $1,037,562 and $0 respectively.

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH RELATED PARTIES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Arrow Investment Advisors, LLC serves as the Fund’s Investment Advisor (the “Advisor”) pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. to serve as Custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC to serve as the principal underwriter and distributor for the Trust.

Pursuant to the Advisory Agreement, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.

ARROW DWA TACTICAL ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

January 31, 2017

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until November 30, 2017 to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that total expenses incurred (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses and extraordinary expenses such as litigation expenses ) will not exceed 1.40%.

The amounts will herein be referred to as the “Expense Limitation.”

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver agreement, and the Fund’s operating expenses are subsequently lower than its Expense Limitation, the Advisor, on a rolling three year period, shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expense to exceed the Expense Limitation. If the Fund’s operating expenses subsequently exceed the Expense Limitation, the reimbursements for the Fund shall be suspended. For the six months ended January 31, 2017, the advisor waived fees in the amount of $16,947.

The following amounts are subject to recapture by the Advisor by the following dates:

7/31/2018	7/31/2019
$33,723	$38,519

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

Gemini Fund Services, LLC (“GFS”), provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.

ARROW DWA TACTICAL ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

January 31, 2017

Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Blu Giant, LLC (“Blu Giant”) – an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Basset Compliance Consulting Services, LLC provided a Chief Compliance Officer to the Trust until September 2016. Effective September 22, 2016, Christopher Lewis began serving as Chief Compliance Officer of the Trust.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 100,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

	Fixed Fee	Variable Charge
Fund	$500	2.00%*

* The maximum Transaction Fee may be up to 2.00% of the amount invested.

ARROW DWA TACTICAL ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

January 31, 2017

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the following periods was as follows:

	Fiscal Year Ended	Fiscal Period Ended
	July 31, 2016	July 31, 2015
Ordinary Income	$5,200	$19,034
Return of Capital	—	616
	$5,200	$19,650

As of July 31, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other		Total
Ordinary	Long-Term	and	Carry	Book/Tax	Unrealized	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	Appreciation	Earnings
$22,494	$—	$(228,012)	$(373,980)	$—	$735,655	$156,157

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $228,012.

At July 31, 2016, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total
$373,980	$—	$373,980

Permanent book and tax differences, primarily attributable to tax adjustments for partnerships and realized gains (losses) on in-kind redemptions, resulted in reclassification for the year ended July 31, 2016 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(11,473)	$(3,970)	$15,443

7.	NEW ACCOUNTING PRONOUNCEMENT

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

ARROW DWA TACTICAL ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

January 31, 2017

8.	SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statement the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.

Arrow DWA Tactical ETF

EXPENSE EXAMPLES (Unaudited)

January 31, 2017

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2016 through January 31, 2017.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
	8/1/16	1/31/17	8/1/16 - 1/31/17	8/1/16 - 1/31/17
Actual	$1,000.00	$1,004.20	$7.07	1.40%
Hypothetical
(5% return before expenses)	$1,000.00	$1,018.15	$7.12	1.40%

*	“Actual” expense information for the Fund is for the period from August 1, 2016 to January 31, 2017. Actual expenses are equal to the Fund’s annualized net expense ratio multiplied by 184/365 (to reflect the period from August 1, 2016 to January 31, 2017). “Hypothetical” expense information for the Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 184 /365 (to reflect the full half-year period).

**	Annualized.

Arrow DWA Tactical ETF

SUPPLEMENTAL INFORMATION (Unaudited)

January 31, 2017

Renewal of the Investment Advisory Agreement between AIT and Arrow Investment Advisors,LLC

At an in person meeting held September 22, 2016, the Board of Trustees (the “Board”) including the Trustees who are not “interested persons”, as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Arrow Investments Trust (the “Trust”), and Arrow Investment Advisors, LLC (the “Adviser”) with respect to the Arrow Alternative Solutions Fund (the “Alternative Fund”), Arrow DWA Balanced Fund (the “DWA Balanced”), Arrow DWA Tactical Fund (the “DWA Tactical”), Arrow Managed Futures Strategy Fund (the “Managed Futures Strategy”), Arrow Commodity Strategy Fund (the “Commodity Strategy”), Arrow DWA Tactical ETF (the “Tactical ETF”) and the Arrow QVM Equity Factor ETF (the “QVM ETF”), (each a “Fund” and together, the “Funds”). In its consideration of the renewal of the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered.

Nature, Extent and Quality of Services. The Board examined the nature, extent and quality of the services provided by the Adviser to the AIT Funds. During deliberations, they noted that there was strong communication between the Adviser and the Board. It was noted that there were no material compliance issues since the last renewal. The Adviser will continue to expand and nurture relationships with registered investment advisers and broker dealers to benefit shareholders. The Board noted that the Adviser had continued to report no litigation or administrative actions during the last 12 months. The Board felt that, through participation in meetings, they have access and a good working relationship with senior management. It believes the Adviser is focused on client personnel with deep experience on both the business and compliance side of the business. Also, the portfolio team has progressed due to the increase in communication of all parties involved. It was noted that the Adviser has engaged a firm to review its newly established cyber security policies and procedures. It was the consensus of the Trustees that they were satisfied with the nature, extent and quality of the services provided to the AIT Funds under the Agreement.

Fees and Expenses. The Board reviewed information regarding the advisory fees charged by the Adviser relative to comparative fees charged by advisers to a peer group of funds. With respect to the DWA Balanced Fund, they noted the management fee of 1.00% and expense ratio of 1.29% were above the peer group average of 0.99% and 1.54%, respectively. With respect to the Alternative Solutions Fund, they noted the management fee of 0.75% is well below the average of 1.03% for the peer group, and the Fund expense ratio of 0.99% is also below the average of 1.56% for the peer group and is in line with other products managed with an active tactical approach. As to DWA Tactical, the Board noted the management fee of 1.00% is equal to the average fee of the peer group, and that the Fund’s expense ratio of 1.25% is slightly below the average of 1.47%. The Board noted that the fees and expenses continued to be reasonable based on the asset class. As to Managed Futures Strategy, they noted the management fee of 0.85%, which was below the average for the peer group. With respect to the Commodity Strategy Fund, they noted the management fee of 0.80% is below the average of 0.92% for the peer group, but noted that the Fund’s expense ratio of 1.81% is above the average of 1.17% for the peer group. As to Tactical ETF, the Board noted that the management fee of 1.00% was slightly below the average of 1.03% for all funds in the peer group and that its expense ratio was also slightly below the average for the peer group. Finally, with

Arrow DWA Tactical ETF

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

January 31, 2017

respect to QVM ETF, they noted that the management fee of 0.60% was below the average of 0.70% for all funds in the peer group and that its expense ratio was also below the peer group average. After further discussion, in consideration of the comparative fees reviewed and discussed, and the level of service provided to the AIT Funds, the Board agreed that each Fund’s management fee was reasonable.

Performance. The Board considered the Adviser’s past performance, as well as other factors relating to the Adviser’s track record with respect to the AIT Funds. With respect to the DWA Balanced, it was noted that the one-year return of 4.30% slightly underperformed the peer average of 4.74%, but outperformed its peer group average over three-year and five-year periods. The DWA Balanced returns outperformed the Morningstar Global Flexible Allocation Index over the one, three and five-year periods.

With respect to DWA Tactical, returns significantly underperformed the peer group average over the one, three and five-year periods. It was noted that the Fund also underperformed the Morningstar World Allocation Category for the one and five-year periods, and outperformed for the three-year period.

With respect to the Managed Futures Strategy, the Board noted that the Fund had continued to underperform its peer group average. They discussed the strategy of the Fund.

With respect to the Alternative Fund, it was noted that the Fund had continued to perform well, outperforming 90% of the funds in the non-traditional bond category.

With respect to the Commodity Strategy, the Board discussed that commodities have continued performing poorly overall during the past several years.

With respect to the Tactical ETF, the Board noted that the returns for the year to date, one year, and since inception periods were above the average for all funds in the peer group, all ETFs in the peer group, and all mutual funds in the peer group.

Finally, with respect to QVM ETF, the Board noted that the year to date return of 2.23% was in line with the average total return of 2.22% for all funds in the peer group, but below the average total return of 6.25% for all ETFs in the peer group and above the average total return of 0.78% for all mutual funds in the peer group. They also discussed that the one year and since inception returns were both below the average for all funds in the peer group.

The Board concluded that the performance of each Arrow Fund was acceptable.

Economies of Scale. The Board considered whether the Adviser has realized or will realize economies of scale with respect to the management of the AIT Funds. It continued to review the Adviser’s projections for asset growth for each Arrow Fund over the next 12 months, and discussed the expense limitation agreements currently in place. The Board noted that the expense limitation agreement was not being renewed with respect to the Alternative Solutions Fund and the Managed Futures Strategy and that those Funds had been under their respective caps for the fiscal year. It was discussed that there currently were no breakpoints in any of the agreements. It was noted that this

Arrow DWA Tactical ETF

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

January 31, 2017

will be revisited in the future if any of the AIT Funds have breakpoints in the future. Finally it was noted that the absence of breakpoints with respect to each AIT Fund was reasonable and acceptable at this time.

Profitability. The Board considered the expenses of the Adviser, and estimated profits realized by the Adviser in connection with the operation of each AIT Fund and whether the amount of profit is a fair entrepreneurial profit with respect to the advisory services provided to the AIT Funds. The Board also noted a loss in some of the Funds. The Board reviewed the profitability analysis provided by the Adviser

Conclusion. Having requested and received such information from the adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of Counsel, the Board concluded that the fee structure is reasonable and that renewal of the Advisory Agreement is in the best interests of the future shareholders of the AIT Funds.

Arrow DWA Tactical ETF

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

January 31, 2017

Shareholder Voting Results

At a Special Meeting of Shareholders of the Funds, held at the offices of Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788, on Friday, August 19, 2016, shareholders of record at the close of business on July 1, 2016 voted to approve the following proposals:

Proposal 1: To elect Thomas T. Sarkany and Robert S. Andrialis to the Board of Trustees of the Trust.

Thomas T. Sarkany
Shares Voted	Shares Voted Against
In Favor	or Abstentions
55,559,565	359,526

Robert S. Andrialis
Shares Voted	Shares Voted Against
In Favor	or Abstentions
55,551,965	367,126

PRIVACY NOTICE

Arrow Investments Trust

FACTS	WHAT DOES ARROW INVESTMENTS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Arrow Investments Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Arrow Investments Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-877-277-6933

PRIVACY NOTICE

Arrow Investments Trust

What we do:
How does Arrow Investments Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Arrow Investments Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Arrow Investments Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-277-6933 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-277-6933.

INVESTMENT ADVISOR
Arrow Investment Advisors, LLC
6100 Chevy Chase Drive
Suite 100
Laurel, MD 20707

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investment Trust

By (Signature and Title)

/s/Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 4/13/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato , Principal Executive Officer/President

Date 4/13/17

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 4/13/17